CASH AND CASH EQUIVALENTS - Interest Rates on Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	2.60%	2.85%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	9.25%	8.50%
Foreign currency | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.50%	0.40%
Foreign currency | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	3.75%	3.50%